Leases - Supplemental Information (Details) $ in Millions	12 Months Ended
Mar. 31, 2020 USD ($)
Leases [Abstract]
Operating leases	5 years 4 months 24 days
Finance leases	4 years 4 months 24 days
Operating leases	4.40%
Finance leases	4.40%
Operating cash flows used for operating leases	$ 18.0
Operating cash flows used for finance leases	0.1
Financing cash flows used for finance leases	0.4
Non-cash ROU assets obtained in exchange for new lease liabilities	$ 12.9